Label	Element	Value
Pension Plans Defined Benefit1 [Member]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	ifrs-full_ReturnOnPlanAssetsNetDefinedBenefitLiabilityAsset	€ (400,000)
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	ifrs-full_ReturnOnPlanAssetsNetDefinedBenefitLiabilityAsset	€ (5,100,000)